August 3, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control — EDGAR

RE:	Columbia Funds Series Trust II
Columbia Absolute Return Emerging Markets Macro Fund
Columbia Absolute Return Enhanced Multi-Strategy Fund
Columbia Absolute Return Multi-Strategy Fund
Columbia High Yield Bond Fund
Columbia Multi-Advisor Small Cap Value Fund
Columbia U.S. Government Mortgage Fund

Post-Effective Amendment No. 33
File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 33 (Amendment). This Amendment was filed electronically on July 29, 2011.
If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Katina A. Walker at (612) 671-6990.
Sincerely,

/s/ Christopher O. Petersen Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.